ACCOUNTS RECEIVABLE AND OTHER (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE AND OTHER
Unbilled revenues	2,289	2,210
Trade receivables	677	802
Taxes receivable	123	157
Regulatory assets		42
Short-term portion of derivative assets	383	486
Prepaid expenses and deposits	132	54
Current deferred income taxes	167	135
Dividends receivable	26	30
Other	266	171
Allowance for doubtful accounts	(49)	(58)
Accounts receivable and other	4,014	4,029